Investor, Institutional and R Shares | BLACKROCK CAPITAL APPRECIATION FUND, INC.
Fund Overview Key Facts about BlackRock Capital Appreciation Fund, Inc.
Investment Objective
The investment objective of the Fund is to seek long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the "Details about the Share Classes" section on page 18 of the Fund's prospectus and in the "Purchase of Shares" section on page II-58 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investor, Institutional and R Shares BLACKROCK CAPITAL APPRECIATION FUND, INC.	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details about the Share Classes — Investor B Shares" for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor, Institutional and R Shares BLACKROCK CAPITAL APPRECIATION FUND, INC.	Investor A Shares	Investor B Shares	Investor C Shares		Institutional Shares	Class R Shares
Management Fee	0.61%	0.61%	0.61%		0.61%	0.61%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%		none	0.50%
Other Expenses	0.22%	0.38%	0.30%		0.17%	0.29%
Total Annual Fund Operating Expenses	1.08%	1.99%	1.91%	[1]	0.78%	1.40%
Fee Waivers and/or Expense Reimbursements
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.08%	1.99%	1.91%	[1]	0.78%	1.40%
[1]	As described in the "Management of the Fund" section of the Fund's prospectus on page 33, BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Investor C Shares to 1.94% of average daily net assets until February 1, 2022. On February 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten year term. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested Directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Investor, Institutional and R Shares BLACKROCK CAPITAL APPRECIATION FUND, INC. (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	629	850	1,089	1,773
Investor B Shares	652	974	1,273	2,082
Investor C Shares	294	600	1,032	2,233
Institutional Shares	80	249	433	966
Class R Shares	143	443	766	1,680

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Investor, Institutional and R Shares BLACKROCK CAPITAL APPRECIATION FUND, INC. (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	202	624	1,073	2,082
Investor C Shares	194	600	1,032	2,233

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund tries to achieve its investment objective by investing primarily in a diversified portfolio consisting of primarily common stock of U.S. companies that Fund management believes have shown above-average growth rates in earnings over the long-term. In other words, Fund management tries to choose investments that will increase in value over the long term. To a lesser extent the Fund may also invest in securities convertible into common stock and rights to subscribe to common stock of these companies. The Fund emphasizes investments in companies with medium to large market capitalization (currently, approximately $2 billion or more).

The Fund will generally invest at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock, and rights to subscribe to common stock. Of these securities the Fund will generally invest in common stock.

Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible's value usually reflects both the stream of current income payments and the market value of the underlying common stock. The Fund may purchase securities pursuant to the exercise of subscription rights, which allow an issuer's existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Performance Information

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. Effective June 28, 2010, the Fund reorganized with the BlackRock Capital Appreciation Portfolio (the "Predecessor Fund"), a series of BlackRock FundsSM (the "Reorganization"), and the Predecessor Fund's performance and financial history has been adopted by the Fund from the date of the Reorganization. The performance of Investor A, Investor B and Investor C Shares of the Fund is based off of the performance of those same share classes of the Predecessor Fund, with no adjustments. The performance of Class R and Institutional Shares of the Fund, is based off of the performance of Institutional Shares of the Predecessor Fund, adjusted to reflect the distribution and service (12b-1 fees) and other fees, if any, that are applicable to such class of shares. On January 31, 2005, the Predecessor Fund reorganized with the State Street Research Legacy Fund (the "SSR Fund"), which had investment goals and strategies substantially similar to the Fund. For periods prior to January 31, 2005, the chart and table show performance information for the SSR Fund. The table compares the Fund's performance to that of the Russell 1000® Growth Index and the S&P 500® Index, which are relevant to the Fund because they have characteristics similar to the Fund's investment strategy. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares ANNUAL TOTAL RETURNS BlackRock Capital Appreciation Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 16.61% (quarter ended September 30, 2009) and the lowest return for a quarter was -22.93% (quarter ended December 31, 2008).

As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns - Investor, Institutional and R Shares BLACKROCK CAPITAL APPRECIATION FUND, INC.	1 Year	5 Years	10 Years
Investor A Shares	(13.89%)	0.94%	2.26%
Investor A Shares Return After Taxes on Distributions	(13.89%)	0.94%	2.26%
Investor A Shares Return After Taxes on Distributions and Sale of Shares	(9.03%)	0.80%	1.95%
Investor B Shares	(13.95%)	0.79%	2.19%
Investor C Shares	(10.74%)	1.32%	2.09%
Institutional Shares	(8.83%)	2.37%	3.06%
Class R Shares	(9.42%)	1.68%	2.36%
Russell 1000 Growth Index (Reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%
Standard & Poor's (S&P) 500 Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.